Equity Method Investments, Net (Tables)	12 Months Ended
Dec. 31, 2025
Equity Method Investments, Net [Abstract]
Schedule of Equity Method Investments, Net
Amount
RMB
Balance as of December 31, 2022	206,086
Share of results	442
Return of capital	(45,553)
Impairment losses	(15,279)
Balance as of December 31, 2023	145,696
Additions	21,290
Share of results	(196)
Impairment losses	(4,029)
Balance as of December 31, 2024	162,761
Additions	906
Share of results	(722)
Return of capital	(218)
Impairment losses	(44,435)
Changes of equity ownership	105
Balance as of December 31, 2025	118,397

Schedule of Obligation or Commitment to Provide any Guarantee, Loan or Other Financial Support to the Limited Partnerships
	Aggregated carrying amount (before impairment loss) of the limited partnerships	Maximum amount of additional capital commitment (Note 22)	Maximum exposures to the losses of the limited partnerships
	RMB	RMB	RMB
Balance as of December 31, 2024	357,439	278,012	635,451
Balance as of December 31, 2025	357,219	86,331	443,550

Schedule of Effective Interests to the Equity Method Investees	The Group’s effective interests to the limited partnerships as of December 31, 2024 and 2025 are as below:
	As of December 31,
	2024	2025
Name of the limited partnerships
Gefei Chengyun	20%	20%
Jiushen	12%	12%
Jiuchuan	10%	10%
Longshu Tianye	26%	26%
Yunde	20%	20%
Ningbo Meishan Deyan Investment Limited Partnership (“Deyan”)	20%	20%
Ningbo Meishan Detong Investment Limited Partnership (“Detong”)	40%	40%
Ningbo Meishan Derong Investment Limited Partnership (“Derong”)	37%	37%
Jiushi	40%	40%
Jiaxinda	10%	10%
Ningbo Chunyu Management Limited Partnership (“Chunyu”) (Note (a))	89.95%	89.95%

Name of other equity method investees
Suzhou Tinghaozhu (Note 10(b))	30%	Not applicable
Shanghai Nuancheng Network Technology Co., Ltd. (“Shanghai Nuancheng”) (Note (b))	30%	30%
Shenzhen Duoduo Robot Technology Co., Ltd. (“Duoduo Robot”) (Note (b))	32%	32%
Shanghai Youxi Network Technology Co., Ltd. (“Shanghai Youxi”) (Note (c))	Not applicable	25.5%
Duo Concierge lnc. (“Duo Concierge”) (Note (d))	20%	20%
	For the Year Ended December 31,
	2023		2024		2025
Name of the limited partnership	Capital investments	Return of capital	Capital investments	Return of capital	Capital investments	Return of capital	Changes of equity ownership
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Jiushen	—	(9,850)	—	—	—	(218)	—
Longshu Tianye	—	(663)	—	—	—	—	—
Deyan	—	(200)	—	—	—	—	—
Jiushi	—	(32,650)	—	—	—	—	—
Chunyu	—	—	17,990	—	—	—	—

Name of other equity method investees
Chenji Zhaozhao (Note 12(e))	—	(2,190)	—	—	—	—	—
Suzhou Tinghaozhu (Note 10(b))	—	—	150	—	—	—	(150)
Shanghai Nuancheng	—	—	150	—	—	—	—
Duoduo Robot	—	—	3,000	—	—	—	—
Shanghai Youxi (Note 12(c))	—	—	—	—	—	—	255
Duo Concierge	—	—	—	—	906	—	—
Total	—	(45,553)	21,290	—	906	(218)	105

Schedule of Unaudited Financial Information for these Equity Method Investees

Summary of combined unaudited financial information for these equity method investees as of December 31, 2024 and 2025 and for the years ended December 31, 2023, 2024 and 2025 are presented below:

	As of December 31,
	2024	2025
	RMB	RMB
Balance sheet data:
Current assets	432,605	265,059
Non-current assets	97,253	100,743
Total assets	529,858	365,802

Current liabilities	63,280	61,731
Total liabilities	63,280	61,731

Shareholders’ equity	466,578	304,071
Total liabilities and shareholders’ equity	529,858	365,802

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operation results data:
Revenue	13	244	7,110
Operating income/(loss)	1,188	(13,746)	(119,980)
Net income/(loss)	1,448	(13,516)	(119,663)